Information on Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2021
Investments accounted for using equity method [abstract]
List of the Directly or Indirectly Held Significant Subsidiaries
The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars)		October 31, 2021
North America	Address of Head or Principal Office 2	Carrying value of shares owned by the Bank 3
Meloche Monnex Inc.	Montreal, Québec	$2,354
Security National Insurance Company	Montreal, Québec
Primmum Insurance Company	Toronto, Ontario
TD Direct Insurance Inc.	Toronto, Ontario
TD General Insurance Company	Toronto, Ontario
TD Home and Auto Insurance Company	Toronto, Ontario
TD Wealth Holdings Canada Limited	Toronto, Ontario	5,085
TD Asset Management Inc.	Toronto, Ontario
GMI Servicing Inc.	Regina, Saskatchewan
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario
TD Waterhouse Canada Inc.	Toronto, Ontario

TD Auto Finance (Canada) Inc.	Toronto, Ontario	3,321
TD Group US Holdings LLC	Wilmington, Delaware	68,575
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York
TD Prime Services LLC	New York, New York
TD Securities Automated Trading LLC	Chicago, Illinois
TD Securities (USA) LLC	New York, New York
Toronto Dominion (Texas) LLC	New York, New York
Toronto Dominion (New York) LLC	New York, New York
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York
Toronto Dominion Investments, Inc.	New York, New York
TD Bank US Holding Company	Cherry Hill, New Jersey
Epoch Investment Partners, Inc.	New York, New York
TDAM USA Inc.	New York, New York
TD Bank USA, National Association	Cherry Hill, New Jersey
TD Bank, National Association	Cherry Hill, New Jersey
TD Auto Finance LLC	Farmington Hills, Michigan
TD Equipment Finance, Inc.	Cherry Hill, New Jersey
TD Private Client Wealth LLC	New York, New York
TD Wealth Management Services Inc.	Mt. Laurel, New Jersey

TD Investment Services Inc.	Toronto, Ontario	38

TD Life Insurance Company	Toronto, Ontario	93
TD Mortgage Corporation	Toronto, Ontario	11,041
TD Pacific Mortgage Corporation	Vancouver, British Columbia
The Canada Trust Company	Toronto, Ontario

TD Securities Inc.	Toronto, Ontario	2,656
TD Vermillion Holdings Limited	Toronto, Ontario	27,487
TD Financial International Ltd.	Hamilton, Bermuda
TD Reinsurance (Barbados) Inc.	St. James, Barbados

International
TD Ireland Unlimited Company	Dublin, Ireland	1,322
TD Global Finance Unlimited Company	Dublin, Ireland

TD Securities (Japan) Co. Ltd.	Tokyo, Japan	12

Toronto Dominion Australia Limited	Sydney, Australia	100
Toronto Dominion Investments B.V.	London, England	1,022
TD Bank Europe Limited	London, England
Toronto Dominion Holdings (U.K.) Limited	London, England
TD Securities Limited	London, England

Toronto Dominion (South East Asia) Limited	Singapore, Singapore	1,054

1
Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and non-voting securities of the entities listed.

2
Each subsidiary is incorporated or organized in the country in which its head or principal office is located, with the exception of Toronto Dominion Investments B.V., a company incorporated in The Netherlands, but with its principal office in the United Kingdom.

3
Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act
. Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.